Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Federal funds sold and securities borrowed or purchased under agreements to resell measured at fair value	$ 87,453	$ 78,599
Trading account assets, pledged as collateral	80,130	89,165
Derivative assets, pledged as collateral	58,891	58,297
Held-to-maturity, at cost, fair value	35,442	427
Loans and leases, measured at fair value	8,804	3,321
Loans and leases, pledged as collateral	73,463	91,730
Mortgage servicing rights	7,378	14,900
Loans held-for-sale, measured at fair value	7,630	25,942
Other assets	37,084	70,531
Deposits in U.S. offices:
Interest-bearing, measured at fair value	3,297	2,732
Federal funds purchased and securities loaned or sold under agreements to repurchase	34,235	37,424
Commercial paper and other short-term borrowings, measured at fair value	6,558	7,178
Accrued expenses and other liabilities, measured at fair value	15,743	33,229
Accrued expenses and other liabilities, reserve for unfunded lending commitments	714	1,188
Long-term debt, measured at fair value	46,239	50,984
Stockholders' Equity:
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	3,689,084	3,943,660
Preferred stock, shares outstanding	3,689,084	3,943,660
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	12,800,000,000	12,800,000,000
Common stock, shares issued	10,535,937,957	10,085,154,806
Common stock, shares outstanding	10,535,937,957	10,085,154,806
Short-term Debt [Member] | Consolidated VIEs [Member]
Stockholders' Equity:
Non-recourse debt	650	706
Long-term Debt [Member] | Consolidated VIEs [Member]
Stockholders' Equity:
Non-recourse debt	44,976	66,309
Other Liabilities [Member] | Consolidated VIEs [Member]
Stockholders' Equity:
Non-recourse debt	225	382
Debt Securities [Member]
Assets:
Available-for-sale, pledged as collateral	69,021	99,925
Held-to-maturity, at cost, fair value	35,442	427
Held-to-maturity, pledged as collateral	$ 24,009